Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Advance from customers	7,166	13,068
Accrued payroll	10,828	11,389
VAT payable	4,759	3,110
Other payables	41,198	48,043
Total	63,951	75,610